Related party transactions - Key management personnel (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Transactions
Capital	€ 308,121,000		€ 308,111,000
Balances
Accounts Payables	236,237,000		147,349,000
General Partner
Transactions
Reimbursements paid to related party for management services	4,016,000	€ 5,383,000
Balances
Accounts Receivable	181,000		246,000
Accounts Payables	€ 24,941,000		€ 23,020,000